John Hancock Funds III

Supplement dated August 13, 2015 to the current prospectus, as may be supplemented

John Hancock International Core Fund (the “fund”)

Effective September 1, 2015, Thomas R. Hancock, Ph.D. will no longer serve as a portfolio manager of the fund. Accordingly, all references to Dr. Hancock as a portfolio manager on the investment management team of the fund are removed from the Prospectuses for all share classes of the fund. David Cowan, Ph.D., Ben Inker, CFA, and Sam Wilderman, CFA will continue as portfolio managers of the fund. Through August 31, 2015, Messrs. Cowan, Hancock, Inker, and Wilderman are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Also effective September 1, 2015, Neil Constable, Ph.D. and Chris Fortson are joining the investment management team as the fund’s portfolio managers and, along with Messrs. Cowan, Inker, and Wilderman, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following supplements the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Neil Constable, Ph.D.
Head of Quantitative Research, Global Equity

Managed the fund since 2015

Chris Fortson

Head of Fundamental Research, Global Equity

Managed the fund since 2015

The following information modifies and supplements the portfolio manager information in “Fund details” under “Who’s who – Subadvisor”:

Messrs. Constable, Cowan, Fortson, Inker, and Wilderman are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Dr. Neil Constable

•         Head of Quantitative Research, Global Equity

•         Managed the fund since 2015

•         Joined GMO in 2006

Chris Fortson

•         Head of Fundamental Research, Global Equity

•         Managed the fund since 2015

•         Joined GMO in 2009

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated August 13, 2015 to the Class 1 and Class NAV prospectuses, as may be supplemented

John Hancock International Core Fund (the “fund”)

Effective September 1, 2015, Thomas R. Hancock, Ph.D. will no longer serve as a portfolio manager of the fund. Accordingly, all references to Dr. Hancock as a portfolio manager on the investment management team of the fund are removed from the Prospectuses for all share classes of the fund. David Cowan, Ph.D., Ben Inker, CFA, and Sam Wilderman, CFA will continue as portfolio managers of the fund. Through August 31, 2015, Messrs. Cowan, Hancock, Inker, and Wilderman are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Also effective September 1, 2015, Neil Constable, Ph.D. and Chris Fortson are joining the investment management team as the fund’s portfolio managers and, along with Messrs. Cowan, Inker, and Wilderman, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following supplements the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Neil Constable, Ph.D.
Head of Quantitative Research, Global Equity

Managed the fund since 2015

Chris Fortson

Head of Fundamental Research, Global Equity

Managed the fund since 2015

The following information modifies and supplements the portfolio manager information in “Fund details” under “Who’s who – Subadvisors – International Core Fund”:

Messrs. Constable, Cowan, Fortson, Inker, and Wilderman are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Neil Constable, Ph.D.

•         Head of Quantitative Research, Global Equity

•         Managed the fund since 2015

•         Joined GMO in 2006

Chris Fortson

•         Head of Fundamental Research, Global Equity

•         Managed the fund since 2015

•         Joined GMO in 2009

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated August 13, 2015 to the current Statement of Additional Information, as may be supplemented

John Hancock International Core Fund (the “Fund”)

Effective September 1, 2015, Thomas R. Hancock, Ph.D. will no longer serve as a portfolio manager of the Fund. Accordingly, all references to Dr. Hancock as a portfolio manager on the investment management team of the Fund are removed from the SAI. David Cowan, Ph.D., Ben Inker, CFA, and Sam Wilderman, CFA will continue as portfolio managers of the fund. Through August 31, 2015, Messrs. Cowan, Hancock, Inker, and Wilderman will be jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Also effective September 1, 2015, Neil Constable, Ph.D. and Chris Fortson are joining the investment management team as the fund’s portfolio managers and, along with Messrs. Cowan, Inker, and Wilderman, will be jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The following supplements the portfolio manager information presented in Appendix B of the SAI relating to Grantham, Mayo, Van Otterloo & Co. LLC regarding the portfolio managers of the Fund.

The following table reflects information as of June 30, 2015:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Neil Constable	0	$0	0	$0	0	$0
Chris Fortson	0	$0	0	$0	0	$0

Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Neil Constable	0	$0	0	$0	0	$0
Chris Fortson	0	$0	0	$0	0	$0

Ownership of fund shares: The following table sets forth the dollar range of each portfolio manager’s direct beneficial share ownership of the Fund as of June 30, 2015.

Portfolio Manager	Dollar Range of Fund Shares Owned
Neil Constable	$0
Chris Fortson	$0

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.